Accounts and notes receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accounts and notes receivable	88,706	81,550	12,797
Less: allowance for doubtful accounts	(43,820)	(37,690)	(5,914)

Total accounts and notes receivable, net	44,886	43,860	6,883

Schedule of Movement in Allowance for Doubtful Accounts
The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Balance at beginning of year	28,516	43,820	6,876
Provisions	18,732	(246)	(39)
Write-offs	(3,428)	(5,884)	(923)

Balance at end of year	43,820	37,690	5,914